Long-Term Investment (Details) ¥ in Millions	1 Months Ended	12 Months Ended
	Jul. 27, 2021 USD ($)	Dec. 31, 2022 USD ($)	Jul. 27, 2021 CNY (¥)
Long-Term Investment (Details) [Line Items]
Long term investment agreement	$ 4,600,000		¥ 30
Equity interest rate	29.17%		29.17%
Voting rights	40.00%
Interest income (in Dollars)		$ 29,203
Hongrun [Member]
Long-Term Investment (Details) [Line Items]
Equity interest	18.96%		18.96%
Hongrun. Mr. Zhiwei Xu [Member]
Long-Term Investment (Details) [Line Items]
Equity interest rate	51.87%		51.87%